Real Estate Investments, Net (Held for Sale) (Details) $ in Thousands	Dec. 31, 2020 USD ($) property	Apr. 30, 2020 property	Dec. 31, 2019 USD ($) property	Mar. 31, 2019 property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale	$ 90		$ 70,839
Assets held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Land	145		4,051
Buildings, fixtures and improvements	(55)		66,788
Assets held for sale	$ 90		$ 70,839
Number of properties held for sale | property	11
Seniors Housing Communities | Assets held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties held for sale | property		11		1
Seniors Housing Communities | Assets held for sale | Michigan
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties held for sale | property	4		14